Other Long Term Assets	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Other Long Term Assets
13.	OTHER LONG TERM ASSETS
Other long term assets consist primarily of rent deposits in the amount of $4,209 (2024 - $4,051) and an investment of $8,407 (2024 - $8,000) to support the growth of the glass business. Investments which do not qualify for equity treatment are recorded as other long term assets.